Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share			$ 0.00001
Common shares, authorized			4,549,953,780
Common shares, shares issued			483,310,373
Common shares, shares outstanding			483,310,373
Treasury Stock, Shares	16,534,600	3,436,860
Common Class A [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, authorized	7,000,000,000	7,000,000,000
Common shares, shares issued	894,456,046	894,456,046
Common shares, shares outstanding	873,068,986	886,166,726
Common Class B [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, authorized	800,000,000	800,000,000
Common shares, shares issued	150,591,207	150,591,207
Common shares, shares outstanding	150,591,207	150,591,207
Parent Company [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Treasury Stock, Shares	16,534,600	3,436,860
Parent Company [Member] | Common Class A [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, authorized	7,000,000,000	7,000,000,000
Common shares, shares issued	894,456,046	894,456,046
Common shares, shares outstanding	873,068,986	886,166,726
Parent Company [Member] | Common Class B [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, authorized	800,000,000	800,000,000
Common shares, shares issued	150,591,207	150,591,207
Common shares, shares outstanding	150,591,207	150,591,207